Related Party Relationships and Transactions - Summary of Related Party Transactions (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Disclosure of transactions between related parties [line items]
Dividend	₨ 609		₨ 311	₨ 66
Buyback of shares	110,000	[1]	25,000
Rent Paid	6,236		5,953	5,184
Entities controlled by directors [member]
Disclosure of transactions between related parties [line items]
Sales of goods and services	136		114	240
Assets purchased	290		106	231
Dividend	3,171		5,087	20,559
Buyback of shares	63,745		19,638
Rental Income	42		43	36
Rent Paid	7		8	22
Others	31		93	43
Balance as at the year end
Receivables	39		76	137
Payables	57		22	225
Key management personnel [member]
Disclosure of transactions between related parties [line items]
Dividend	191		287	1,147
Buyback of shares			2
Rent Paid	6		6	6
Remuneration and short-term benefits	248		231	273
Other benefits	130		156	135
Balance as at the year end
Payables	₨ 55		₨ 27	₨ 37

[1]	Refer Note 18.